AGE ANALYSIS OF PAST DUE FINANCING RECEIVABLES	12 Months Ended
Dec. 31, 2011
Past Due Financing Receivables [Abstract]
Past Due Financing Receivables [Text Block]
NOTE 7	AGE ANALYSIS OF PAST DUE FINANCING RECEIVABLES

The following table presents the loan portfolio summarized (in thousands) by aging categories, at December 31, 2011 and 2010.

							Recorded
(In thousands)	30-59	60-89	>90			Total	Investment
	Days	Days	Days	Total		Financing	> 90 Days
2011	Past Due	Past Due	Past Due	Past Due	Current	Receivables	and Accruing
Commercial
Operating	$14	$93	$15	$122	$27,308	$27,430	$—
Agricultural	—	—	—	—	27,970	27,970	—
Real estate, 1-4 family	45	1	—	46	35,802	35,848	—
Real estate, other	121	—	309	430	85,724	86,154	—
Residential
Construction	—	—	—	—	3,510	3,510	—
Other	28	—	—	28	11,918	11,946	—
Consumer
Equity	27	—	—	27	19,791	19,818	—
Auto	17	—	19	36	8,377	8,413	—
Other	20	5	35	60	13,724	13,784	—
Total	$272	$99	$378	$749	$234,124	$234,873	$—

							Recorded
	30-59	60-89	>90			Total	Investment
	Days	Days	Days	Total		Financing	> 90 Days
2010	Past Due	Past Due	Past Due	Past Due	Current	Receivables	and Accruing
Commercial
Operating	$47	$—	$10	$57	$27,861	$27,918	$—
Agricultural	—	—	—	—	28,631	28,631	—
Real estate, 1-4 family	39	—	130	169	31,725	31,894	—
Real estate, other	1,156	849	440	2,445	81,536	83,981	—
Residential
Construction	—	—	—	—	2,514	2,514	—
Other	—	—	—	—	11,261	11,261	—
Consumer
Equity	18	15	11	44	21,187	21,231	—
Auto	—	—	—	—	11,557	11,557	—
Other	128	—	20	148	11,523	11,671	—
Total	$1,388	$864	$611	$2,863	$227,795	$230,658	$—